Quarterly Financial Data (Unaudited) - Quarterly Results of Operations for the Four Quarters (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 23,487	$ 22,904	$ 22,871	$ 21,758	$ 22,078	$ 21,454	$ 20,877	$ 20,337	$ 20,213	$ 19,982	$ 19,617	$ 19,027	$ 91,020	$ 84,746	$ 78,839
Interest expense	2,439	2,332	2,094	2,024	1,990	2,077	2,106	2,111	2,087	2,114	2,191	2,216	8,889	8,284	8,608
Net interest income	21,048	20,572	20,777	19,734	20,088	19,377	18,771	18,226	18,126	17,868	17,426	16,811	82,131	76,462	70,231
Provision for loan losses	436	436	420	389	89	141	82	67	123	109	81	75
Earnings before income taxes	10,694	10,438	11,386	10,362	10,120	11,095	10,162	9,097	8,720	9,862	9,889	9,154	42,880	40,474	37,625
Net earnings	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 23,526	$ 25,633	$ 23,863
Basic earnings per common share (in dollars per share)	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 2.26	$ 2.49	$ 2.35
Diluted earnings per common share (in dollars per share)	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 2.26	$ 2.49	$ 2.35